SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 7,271,700	$ 10,520,282	$ 18,679,658
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	4,860,548	7,227,298	13,582,746
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 2,411,152	$ 3,292,984	$ 5,096,912